Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 15,810	$ 14,079
Holdback Liability	3,430	0
Government authorities	3,317	2,364
Accrued expenses	2,788	2,491
Provision for warranty costs	2,325	1,694
Advanced payments from customers	1,735	3,282
Other	142	15
Other accounts payable and accrued expenses	$ 29,547	$ 23,925